Convertible Notes Payable (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 06, 2019	Jun. 03, 2019	Jun. 16, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Notes Payable	$ 715,098	$ 105,000	$ 157,500
Discount				$ (133,752)	$ (383,483)	$ (349,297)
Total				760,346	666,596	677,698
GHS Note Payable One
Convertible Notes Payable				$ 715,098	$ 871,079
Convertible notes of term in years minimum				1 month 6 days	3 months 18 days
Convertible notes of term in years maximum				3 months 18 days	7 months 6 days
Convertible notes interest rate minimum				10.00%	10.00%
Convertible notes interest rate maximum				10.00%	10.00%
Conversion rate minimum				10.00%	0.50%
Conversion rate maximum				10.00%	0.50%
GHS Note Payable Two
Convertible Notes Payable						182,545
Convertible notes of term in years minimum
Convertible notes interest rate minimum					8.00%
Convertible notes interest rate maximum					8.00%
Conversion rate minimum					0.30%
Conversion rate maximum					0.30%
LSW Note Payable
Convertible Notes Payable				$ 179,000	$ 179,000
Convertible notes interest rate minimum				6.00%	6.00%
Convertible notes interest rate maximum				6.00%	6.00%
Conversion rate minimum				5.30%	0.80%
Conversion rate maximum				5.30%	0.80%
Other Note Payable One
Convertible notes interest rate minimum					6.00%
Convertible notes interest rate maximum					8.00%
Conversion rate minimum					2.00%
Conversion rate maximum					2.40%
Other Note Payable Two
Convertible Notes Payable						$ 844,450
Convertible notes interest rate minimum					8.00%
Convertible notes interest rate maximum					8.00%
Conversion rate minimum					0.30%
Conversion rate maximum					0.30%